Expense Example - F/m US Treasury 3 Month Bill ETF - Institutional Class	Feb. 10, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 15
Expense Example, with Redemption, 3 Years	48
Expense Example, with Redemption, 5 Years	85
Expense Example, with Redemption, 10 Years	$ 192